Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2018
Business Segments and Related Information [Abstract]
Segment Results of Operations [text block table]

The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.

	2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Non-Core Operations Unit	Corporate & Other	Total Consolidated
Net revenues[1]	13,046	10,158	2,186	–	(73)	25,316
Provision for credit losses	120	406	(1)	–	0	525
Noninterest expenses
Compensation and benefits	3,970	4,001	787	–	3,055	11,814
General and administrative expenses	8,115	4,867	929	–	(2,624)	11,286
Policyholder benefits and claims	0	0	0	–	0	0
Impairment of goodwill and other intangible assets	0	0	0	–	0	0
Restructuring activities	287	55	19	–	0	360
Total noninterest expenses	12,372	8,923	1,735	–	431	23,461
Noncontrolling interests	24	(0)	85	–	(109)	0
Income (loss) before income taxes	530	829	367	–	(396)	1,330
Cost/income ratio	95%	88%	79%	–	N/M	93%
Assets[2]	988,531	343,704	10,030	–	5,872	1,348,137
Additions to non-current assets	514	516	43	–	575	1,647
Risk-weighted assets[3]	236,306	87,709	10,365	–	16,053	350,432
CRD 4 leverage exposure measure (spot value at reporting date)	892,653	354,584	5,044	–	20,644	1,272,926
Average shareholders' equity	43,427	14,514	4,669	–	0	62,610
Post-tax return on average tangible shareholders’ equity[4]	1%`	5%	18%	–	N/M	1%
Post-tax return on average shareholders’ equity[4]	1%	4%	6%	–	N/M	0%

[1] includes:
Net interest income	3,574	6,077	(52)	–	3,592	13,192
Net income (loss) from equity method investments	170	2	41	–	6	219
[2] includes:
Equity method investments	556	78	240	–	5	879

N/M – Not meaningful

[3] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 74 %for the year ended December 31, 2018. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2018.

	2017
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Non-Core Operations Unit	Corporate & Other	Total Consolidated
Net revenues[1]	14,227	10,178	2,532	–	(489)	26,447
Provision for credit losses	213	313	(1)	–	(0)	525
Noninterest expenses
Compensation and benefits	4,364	4,027	812	–	3,050	12,253
General and administrative expenses	8,441	5,012	978	–	(2,458)	11,973
Policyholder benefits and claims	0	0	0	–	0	0
Impairment of goodwill and other intangible assets	6	12	3	–	0	21
Restructuring activities	81	360	6	–	0	447
Total noninterest expenses	12,892	9,411	1,799	–	593	24,695
Noncontrolling interests	26	(12)	1	–	(16)	0
Income (loss) before income taxes	1,096	465	732	–	(1,066)	1,228
Cost/income ratio	91%	93%	71%	–	N/M	93%
Assets[2]	1,127,028	333,069	8,050	–	6,586	1,474,732
Additions to non-current assets	125	551	60	–	1,067	1,803
Risk-weighted assets[3]	231,574	87,472	8,432	–	16,734	344,212
CRD 4 leverage exposure measure (spot value at reporting date)	1,029,946	344,087	2,870	–	17,983	1,394,886
Average shareholders' equity	44,197	14,943	4,687	–	99	63,926
Post-tax return on average tangible shareholders’ equity[4]	2%	2%	56%	–	N/M	(1) %
Post-tax return on average shareholders’ equity[4]	2%	2%	10%	–	N/M	(1) %

[1] includes:
Net interest income	4,104	5,875	(19)	–	2,418	12,378
Net income (loss) from equity method investments	81	3	44	–	9	137
[2] includes:
Equity method investments	553	91	211	–	10	866

N/M – Not meaningful

[3]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 160 % for the year ended December 31, 2017. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33 % for the year ended December 31, 2017.

	2016
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Non-Core Operations Unit	Corporate & Other	Total Consolidated
Net revenues[1]	16,764	11,090	3,015	(382)	(473)	30,014
Provision for credit losses	816	439	1	128	(0)	1,383
Noninterest expenses
Compensation and benefits	4,062	4,075	737	68	2,931	11,874
General and administrative expenses	9,280	4,888	1,026	2,659	(2,398)	15,454
Policyholder benefits and claims	0	0	374	0	0	374
Impairment of goodwill and other intangible assets	285	0	1,021	(49)	(0)	1,256
Restructuring activities	299	142	47	4	(7)	484
Total noninterest expenses	13,926	9,104	3,205	2,682	525	29,442
Noncontrolling interests	49	0	0	(4)	(46)	0
Income (loss) before income taxes	1,973	1,547	(190)	(3,187)	(952)	(810)
Cost/income ratio	83%	82%	106%	N/M	N/M	98%
Assets[2]	1,201,894	329,869	12,300	5,523	40,959	1,590,546
Additions to non-current assets	22	480	1	0	1,517	2,019
Risk-weighted assets[3]	237,596	86,082	8,960	9,174	15,706	357,518
CRD 4 leverage exposure measure (spot value at reporting date)	954,203	342,424	3,126	7,882	40,018	1,347,653
Average shareholders' equity	40,312	14,371	4,460	690	2,249	62,082
Post-tax return on average tangible shareholders’ equity[4]	3%	8%	71%	N/M	N/M	(3) %
Post-tax return on average shareholders’ equity[4]	3%	7%	(3) %	N/M	N/M	(2) %

[1] includes:
Net interest income	6,314	6,201	326	142	1,724	14,707
Net income (loss) from equity method investments	138	5	44	269	(1)	455
[2] includes:
Equity method investments	698	23	203	98	4	1,027

N/M – Not meaningful

[3]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (67) % for the year ended December 31, 2016. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35 % for the year ended December 31, 2016.

Segment Results of Operations, Corporate & Investment Bank [text block table]

Corporate & Investment Bank

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues
Global Transaction Banking	3,834	3,917	4,419	(83)	(2)	(502)	(11)
Equity Origination	362	396	405	(34)	(9)	(9)	(2)
Debt Origination	1,081	1,327	1,393	(247)	(19)	(66)	(5)
Advisory	493	508	495	(16)	(3)	13	3
Origination and Advisory	1,935	2,232	2,292	(296)	(13)	(60)	(3)
Sales & Trading (Equity)	1,957	2,233	2,751	(276)	(12)	(518)	(19)
Sales & Trading (FIC)	5,361	6,447	7,066	(1,087)	(17)	(619)	(9)
Sales & Trading	7,317	8,680	9,817	(1,363)	(16)	(1,137)	(12)
Other	(40)	(601)	235	561	(93)	(836)	N/M
Total net revenues	13,046	14,227	16,764	(1,181)	(8)	(2,537)	(15)
Provision for credit losses	120	213	816	(94)	(44)	(603)	(74)
Noninterest expenses
Compensation and benefits	3,970	4,364	4,062	(393)	(9)	302	7
General and administrative expenses	8,115	8,441	9,280	(326)	(4)	(839)	(9)
Impairment of goodwill and other intangible assets	0	6	285	(6)	N/M	(279)	(98)
Restructuring activities	287	81	299	205	N/M	(218)	(73)
Total noninterest expenses	12,372	12,892	13,926	(520)	(4)	(1,034)	(7)
Noncontrolling interests	24	26	49	(2)	(7)	(23)	(46)
Income (loss) before income taxes	530	1,096	1,973	(566)	(52)	(877)	(44)
Cost/income ratio	95%	91%	83%	N/M	4 ppt	N/M	8 ppt
Assets¹	988,531	1,127,028	1,201,894	(138,497)	(12)	(74,866)	(6)
Risk-weighted assets²	236,306	231,574	237,596	4,733	2	(6,022)	(3)
Average shareholders' equity³	43,427	44,197	40,312	(770)	(2)	3,885	10
Post-tax return on average tangible shareholders’ equity	1%	2%	3%	N/M	(1) ppt	N/M	(2) ppt
Post-tax return on average shareholders' equity	1%	2%	3%	N/M	(1) ppt	N/M	(2) ppt

N/M – Not meaningful

[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3]See “Measurement of Segment Profit or Loss” above for a description of how average shareholders' equity is allocated to the divisions.

Segment Results of Operations, Private & Commercial Bank [text block table]

Private & Commercial Bank

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues:
Private and Commercial Business (Germany)	6,802	6,583	6,873	220	3	(290)	(4)
Private and Commercial Business (International)[1]	1,439	1,455	1,466	(16)	(1)	(11)	(1)
Wealth Management (Global)	1,746	2,021	1,720	(274)	(14)	301	18
Exited businesses[2]	170	119	1,031	51	42	(912)	(88)
Total net revenues	10,158	10,178	11,090	(20)	(0)	(912)	(8)
Of which:
Net interest income	6,077	5,875	6,201	202	3	(326)	(5)
Commissions and fee income	3,143	3,367	3,395	(224)	(7)	(28)	(1)
Remaining income	937	935	1,494	2	0	(558)	(37)
Provision for credit losses	406	313	439	93	30	(126)	(29)
Noninterest expenses:
Compensation and benefits	4,001	4,027	4,075	(26)	(1)	(47)	(1)
General and administrative expenses	4,867	5,012	4,888	(145)	(3)	124	3
Impairment of goodwill and other intangible assets	0	12	0	(12)	N/M	12	N/M
Restructuring activities	55	360	142	(305)	(85)	218	154
Total noninterest expenses	8,923	9,411	9,104	(488)	(5)	307	3
Noncontrolling interests	(0)	(12)	0	12	(100)	(12)	N/M
Income (loss) before income taxes	829	465	1,547	363	78	(1,081)	(70)
Cost/income ratio	88%	92%	82%	N/M	(5) ppt	N/M	10 ppt
Assets[3]	343,704	333,069	329,869	10,635	3	3,200	1
Risk-weighted assets[4]	87,709	87,472	86,082	237	0	1,390	2
Average shareholders' equity[5]	14,514	14,943	14,371	(429)	(3)	572	4
Post-tax return on average tangible shareholders’ equity	5%	2%	8%	N/M	2 ppt	N/M	(6) ppt
Post-tax return on average shareholders' equity	4%	2%	7%	N/M	2 ppt	N/M	(5) ppt

N/M – Not meaningful

[1]Covers operations in Belgium, India, Italy and Spain.

[2]Covers operations in Poland and Portugal as well as Private Client Services (PCS) and Hua Xia in historical periods.

[3] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[4] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[5]See “Measurement of Segment Profit or Loss” above for a description of how average shareholders' equity is allocated to the divisions.

Segment Results of Operations, Asset Management [text block table]

Asset Management

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues
Management Fees	2,115	2,247	2,190	(132)	(6)	57	3
Performance and transaction fees	91	199	220	(109)	(55)	(21)	(9)
Other revenues	(20)	86	209	(106)	N/M	(123)	(59)
Mark-to-market movements on policyholder positions in Abbey Life	0	0	396	0	N/M	(396)	N/M
Total net revenues	2,186	2,532	3,015	(346)	(14)	(483)	(16)
Provision for credit losses	(1)	(1)	1	(0)	67	(1)	N/M
Noninterest expenses
Compensation and benefits	787	812	737	(25)	(3)	75	10
General and administrative expenses	929	978	1,026	(49)	(5)	(48)	(5)
Policyholder benefits and claims	0	0	374	(0)	N/M	(374)	(100)
Impairment of goodwill and other intangible assets	0	3	1,021	(3)	N/M	(1,018)	(100)
Restructuring activities	19	6	47	13	N/M	(41)	(88)
Total noninterest expenses	1,735	1,799	3,205	(64)	(4)	(1,405)	(44)
Noncontrolling interests	85	1	0	83	N/M	1	N/M
Income (loss) before income taxes	367	732	(190)	(364)	(50)	922	N/M
Cost/income ratio	79%	71%	106%	N/M	8 ppt	N/M	(35) ppt
Assets¹	10,030	8,050	12,300	1,980	25	(4,250)	(35)
Risk-weighted assets²	10,365	8,432	8,960	1,932	23	(528)	(6)
Average shareholders' equity³	4,669	4,687	4,460	(19)	(0)	227	5
Post-tax return on average tangible shareholders’ equity	18%	56%	71%	N/M	(38) ppt	N/M	(15) ppt
Post-tax return on average shareholders' equity	6%	10%	(3) %	N/M	(5) ppt	N/M	13 ppt

N/M – Not meaningful

[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3] See “Measurement of Segment Profit or Loss” above for a description of how average shareholders' equity is allocated to the divisions.

Segment Results of Operations, Non-Core Operations Unit [text block table]

Non-Core Operations Unit

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues	–	–	(382)	0	N/M	382	N/M
thereof:
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	–	–	(1,307)	0	N/M	1,307	N/M
Provision for credit losses	–	–	128	0	N/M	(128)	N/M
Noninterest expenses
Compensation and benefits	–	–	68	0	N/M	(68)	N/M
General and administrative expenses	–	–	2,659	0	N/M	(2,659)	N/M
Policyholder benefits and claims	–	–	0	0	N/M	0	N/M
Impairment of goodwill and other intangible assets	–	–	(49)	0	N/M	49	N/M
Restructuring activities	–	–	4	0	N/M	(4)	N/M
Total noninterest expenses	–	–	2,682	0	N/M	(2,682)	N/M
Noncontrolling interests	–	–	(4)	0	N/M	4	N/M
Income (loss) before income taxes	–	–	(3,187)	0	N/M	3,187	N/M
Assets¹	–	–	5,523	0	N/M	(5,523)	N/M
Risk-weighted assets²	–	–	9,174	0	N/M	(9,174)	N/M
Average shareholders' equity³	–	–	690	0	N/M	(690)	N/M

N/M – Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3] See “Measurement of Segment Profit or Loss” above for a description of how average shareholders' equity is allocated to the divisions.

Segment Results of Operations, Corporate & Other [text block table]

Corporate & Other (C&O)

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues	(73)	(489)	(473)	416	(85)	(17)	4
Provision for credit losses	0	(0)	(0)	1	N/M	0	(19)
Noninterest expenses
Compensation and benefits	3,055	3,050	2,931	5	0	119	4
General and administrative expenses	(2,624)	(2,458)	(2,398)	(166)	7	(59)	2
Policyholder benefits and claims	0	0	0	0	N/M	0	N/M
Impairment of goodwill and other intangible assets	0	0	(0)	0	N/M	0	N/M
Restructuring activities	0	0	(7)	(0)	(85)	7	N/M
Total noninterest expenses	431	593	525	(161)	(27)	67	13
Noncontrolling interests	(109)	(16)	(46)	(93)	N/M	30	(65)
Income (loss) before income taxes	(396)	(1,066)	(952)	670	(63)	(114)	12
Assets[1]	5,872	6,586	40,959	(714)	(11)	(34,373)	(84)
Risk-weighted assets[2]	16,053	16,734	15,706	(681)	(4)	1,028	7
Average shareholders' equity	0	99	2,249	(99)	N/M	(2,150)	(96)

N/M – Not meaningful

[1] Assets in C&O reflect residual Treasury assets not allocated to the business segments as well as Corporate assets, such as deferred tax assets and central clearing accounts, outside the management responsibility of the business segments.

[2] Risk weighted assets are based upon CRR/CRD 4 fully-loaded. Risk-weighted assets in C&O reflect Treasury and Corporate assets outside the management responsibility of the business segments, primarily the Group’s deferred tax assets.

Entity-Wide Disclosures by Geographic Area [text block table]
in € m.	2018	2017	2016
Germany:
Corporate & Investment Bank	1,400	1,503	1,924
Private & Commercial Bank	7,342	7,225	7,571
Asset Management	985	1,009	888
Non-Core Operations Unit	0	0	221
Total Germany¹	9,727	9,737	10,604
UK:
Corporate & Investment Bank	3,338	3,818	4,298
Private & Commercial Bank	26	34	83
Asset Management	294	434	836
Non-Core Operations Unit	0	0	(322)
Total UK	3,659	4,286	4,895
Rest of Europe, Middle East and Africa:
Corporate & Investment Bank	1,124	1,268	1,545
Private & Commercial Bank	1,901	2,037	2,360
Asset Management	379	465	497
Non-Core Operations Unit	0	0	23
Total Rest of Europe, Middle East and Africa	3,404	3,770	4,425
Americas (primarily United States):
Corporate & Investment Bank	4,671	4,999	5,929
Private & Commercial Bank	362	390	625
Asset Management	413	491	578
Non-Core Operations Unit	0	0	(305)
Total Americas	5,445	5,881	6,827
Asia/Pacific:
Corporate & Investment Bank	2,513	2,639	3,069
Private & Commercial Bank	526	491	451
Asset Management	114	133	216
Non-Core Operations Unit	0	0	1
Total Asia/Pacific	3,154	3,263	3,736
Corporate and Other	(73)	(489)	(473)
Consolidated net revenues²	25,316	26,447	30,014

[1] All Postbank operations are disclosed as German operations subject to further systems integration

[2]Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.